Loss Per Share (Details 1) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Per Share
Balance as at January 1	61,984	49,616	33,794
Effect of share options exercised	70	303	4,300
Effect of shares issued during the year	29,745	6,621	2,666
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share as at December 31	91,799	56,540	40,760